Consolidated Balance Sheets As of December 31, 2011 and June 30, 2012 (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 241,690	$ 97,996
Restricted cash	12,604	7,371
Receivables	2,936	2,150
Inventories	12,649	9,335
Due from related parties	521	3,585
Insurance claims receivables	2,681	3,076
Accrued charter revenue	14,176	13,428
Prepayments and other	3,054	1,910
Total current assets	290,311	138,851
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	217,569	148,373
Vessels, net	1,618,178	1,618,887
Total fixed assets, net	1,835,747	1,767,260
NON CURRENT ASSETS [Abstract]:
Deferred charges, net	32,160	32,641
Restricted cash	41,740	38,707
Accrued charter revenue	5,605	5,086
Total assets	2,205,563	1,982,545
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	161,170	153,176
Accounts payable	6,220	4,057
Accrued liabilities	13,621	13,455
Unearned revenue	6,988	6,901
Fair value of derivatives	52,472	46,481
Other current liabilities	2,429	2,519
Total current liabilities	242,900	226,589
NON CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,391,318	1,290,244
Fair value of derivatives, net of current portion	131,036	125,194
Unearned revenue, net of current portion	11,257	10,532
Total non current liabilities	1,533,611	1,425,970
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY [Abstract]:
Common Stock	7	6
Additional paid-in capital	620,554	519,971
Accumulated deficit	(37,760)	(48,854)
Accumulated other comprehensive loss	(153,749)	(141,137)
Total stockholders' equity	429,052	329,986
Total liabilities and stockholders' equity	$ 2,205,563	$ 1,982,545